INTANGIBLE ASSETS - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 3,175	$ 3,174
Less: Accumulated amortization	(2,236)	(2,062)
Intangible assets-net	939	1,112
Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost		3,174	$ 2,320
Less: Accumulated amortization		(2,062)	(1,908)
Intangible assets-net		1,112	412
Contract Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	2,000	2,000
Contract Acquisition [Member] | Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost		2,000	2,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 1,175	1,174
Software Development [Member] | Nogin Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost		$ 1,174	$ 320